FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - SCHEDULE OF CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Auction Rate Security
Other	$ 0	$ 0
Contingent Consideration Arrangements
Other	2,133	0
Contingent Consideration Arrangements
Contingent Consideration Arrangements
Balance at beginning of period	(33,873)	(30,140)
Fair value adjustments	(2,555)	15,461
Foreign currency exchange gains	0	626
Included in other comprehensive income (loss)	(1,571)	1,872
Fair value at date of acquisition	(185)	(27,442)
Settlements	2,180	5,750
Proceeds from sale	0	0
Balance at end of period	(33,871)	(33,873)
Auction rate security
Auction Rate Security
Balance at beginning of period	4,050	6,070
Fair value adjustments	0	0
Foreign currency exchange gains	0	0
Included in other comprehensive income (loss)	5,950	(2,020)
Fair value at date of acquisition	0	0
Settlements	0	0
Proceeds from sale	(10,000)	0
Balance at end of period	$ 0	$ 4,050